Statements of Stockholders' Equity - USD ($) $ in Thousands		Common Stock	Additional Paid-in Capital	AOCI Attributable to Parent	Retained Earnings	Total
Balance at Dec. 31, 2016		$ 5,000	$ 10,500	$ (323)	$ 8,108	$ 23,285
Net Income (Loss)		0	0	0	1,003	1,003
Other Comprehensive Income (Loss)		0	0	244	0	244
Balance at Sep. 30, 2017		5,000	10,500	(79)	9,111	24,532
Balance at Dec. 31, 2017		5,000	10,500	11	3,187	18,698
Net Income (Loss)		0	0	0	535	535
Effect of change for ASU 2018-02	[1]	0	0	3	(3)	0
Other Comprehensive Income (Loss)		0	0	(592)	0	(592)
Balance at Sep. 30, 2018		$ 5,000	$ 10,500	$ (578)	$ 3,719	$ 18,641

[1]	See Note 2.